DEPOSITS AND OTHER ASSETS, NET	12 Months Ended
Dec. 31, 2025
DEPOSITS AND OTHER ASSETS, NET
DEPOSITS AND OTHER ASSETS, NET

NOTE 7 — DEPOSITS AND OTHER ASSETS, NET

Deposits and other assets, net consisted of the following:

	As of December 31,
	2025	2024
Deposits	$293,545	$185,282
Other receivables	282,025	341,288
Subtotal	$575,570	$526,570
Less: allowance of credit loss	(93,817)	(109,311)
Subtotal, net	$481,753	$417,259
Less: Long term portion	(241,205)	(121,505)
Deposits and other assets- current portion	$240,548	$295,754

The movement of the allowance of credit losses is as follows:

	For the years ended December 31,
	2025	2024	2023
Balance at the beginning	$(109,311)	$(112,343)	$—
Additions charged to allowance for expected credit losses	—	—	(112,663)
Recovery and write off of allowance for expected credit losses	20,282	—	—
Foreign currency translation adjustments	(4,788)	3,032	320
Balance at the end	$(93,817)	$(109,311)	$(112,343)